Rental Expense and Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Rental Expense and Lease Commitments
Lease Commitments
($ in millions)

	2014	2015	2016	2017	2018	Beyond 2018
Operating lease commitments
Gross minimum rental commitments
(including vacant space below)	$1,492	$1,286	$1,016	$799	$620	$778
Vacant space	$24	$16	$6	$4	$1	$0
Sublease income commitments	$22	$16	$14	$9	$4	$7
Capital lease commitments	$16	$12	$13	$3	$9	$5